Investments and Fair Value Measurements (Details) - EBP 003 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	$ 909,280	$ 987,714
Investment measured at net asset value	1,676,783	1,406,968
Investments in the Master Trust, at fair value	2,586,063	2,394,682
Investments not in the Master Trust	534,151	687,500
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	909,280	987,714
Investment measured at net asset value	0	0
Investments in the Master Trust, at fair value	909,280	987,714
Colgate-Palmolive Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	289,835	333,606
Colgate-Palmolive Company Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	289,835	333,606
Investments not in the Master Trust	533,710	686,593
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	350,942	391,971
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	350,942	391,971
Cash reserve funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	10,382	9,090
Cash reserve funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	10,382	9,090
Investments not in the Master Trust	441	907
Separately managed account
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	258,121	253,047
Separately managed account | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	$ 258,121	$ 253,047